Note 8 - Accrued Expenses	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2021	2020
	A$	A$
Legal, tax and accounting fees	52,982	254,348
Salary and related costs	348,657	231,290
Research and development costs	1,052,814	462
Patent fees	395,420	314,802
Inventory purchases	268,317	188,720
Occupancy expenses	345	111,142
Other	682,280	51,244
	2,800,815	1,152,008